MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        December 1, 2009

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) Emerging Markets Debt Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 71 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 25, 2009.

     Please call the undersigned at (617) 954-5843 or Nickolas Connery at (617) 954-6124 with any questions you may have.

                                        Very truly yours,


                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Vice President & Senior Counsel

BEL/bjn